Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share

Net income per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2012	2011	2010
Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	(1,635,195)	657,974	649,033
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

(Loss) earnings per share from continuing operations (in U.S. dollars)	(3.93)	1.58	1.56

	2012	2011	2010
Net (loss) income from discontinued operations attributable to common shareholders of Mechel OAO	(108,429)	(8,370)	(600)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(0.26)	(0.02)	(0.00)

Schedule of Total Weighted-Average Number of Common Shares Outstanding

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2010:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745
2012:
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745